EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic:
Net income available to stockholders	$ 146,406	$ 200,832	$ 122,815
Diluted:
Interest on Convertible Debt, Net of Tax	15,310	22,449	22,431
Net income available to stockholders, diluted	$ 161,716	$ 223,281	$ 145,246
Basic earnings per share:
Weighted average number of common shares outstanding	93,497	93,450	93,331
Diluted earnings per share:
Weighted average number of common shares outstanding	93,497	93,450	93,331
Effect of dilutive share options	0	23	84
Effect of dilutive convertible debt	14,543	25,535	23,332
Weighted average number of diluted common shares outstanding	108,040	119,008	116,747